Capitalized Software Costs, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Capitalized Computer Software, Net.
Schedule of capitalized software costs

Capitalized software costs, net consisted of the following (in thousands):

	September 30, 2021	December 31, 2020
Website and internal-use software	$79,629	$72,574
Less: Accumulated Depreciation	(63,043)	(56,014)
	$16,586	$16,560

	2020	2019
Website and internal-use software	$72,574	$62,744
Less: Accumulated amortization	(56,014)	(46,871)
	$16,560	$15,873

Capitalized software costs, net consisted of the following (in thousands):